Revenue, Revenues Earned Based on Geographic Locations (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jan. 31, 2023	Aug. 03, 2022	Jan. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 88,386	$ 29,237	$ 47,433
United States
Disaggregation of Revenue [Line Items]
Revenue	80,674	21,916	35,859
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 7,712	$ 7,321	$ 11,574